April 1, 2004

DREYFUS INFLATION ADJUSTED
SECURITIES FUND

SUPPLEMENT TO PROSPECTUS
DATED DECEMBER 1, 2003

     The second sentence of the third paragraph of the section of the prospectus entitled "Goal/Approach" is deleted in its entirety.

0588-0589s0404